Long-term Debt - Summary of Carrying Amount of Outstanding Eurobonds and Fair Value of Interest Rate Swaps (Detail) (Eurobonds [Member], EUR €) In Thousands, unless otherwise specified	Dec. 31, 2014		Dec. 31, 2013
Debt Instrument [Line Items]
Carrying amount	€ 1,105,599		€ 1,021,930
Amortized Costs Amount [Member]
Debt Instrument [Line Items]
Carrying amount	978,242		981,291
Fair Value Adjustment Interest Rate Swaps [Member]
Debt Instrument [Line Items]
Carrying amount	€ 127,357	[1]	€ 40,639	[1]

[1]	The fair value of the interest rate swaps excludes accrued interest.